UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-07538

LORD ABBETT SECURITIES TRUST

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 10/31

Date of reporting period: 7/31/2016

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - ALPHA STRATEGY FUND July 31, 2016

Investments	Shares	Fair Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 100.05%

Lord Abbett Developing Growth Fund, Inc.- Class I*(b)	11,559,289	$240,549
Lord Abbett Securities Trust - International Opportunities Fund - Class I(c)	13,849,423	231,147
Lord Abbett Securities Trust - Micro-Cap Growth Fund - Class I*(c)	8,293,268	120,916
Lord Abbett Securities Trust - Micro-Cap Value Fund - Class I*(c)	3,372,502	118,139
Lord Abbett Research Fund, Inc. - Small-Cap Value Fund - Class I*(c)	9,151,667	236,662
Lord Abbett Securities Trust - Value Opportunities Fund - Class I*(c)	11,837,133	236,032
Total Investments in Underlying Funds (cost $1,134,250,475)		1,183,445
Liabilities in Excess of Other Assets (0.05)%		(614)
Net Assets 100.00%		$1,182,831

*	Non-income producing security.
(a)	Affiliated issuers (See Note 5).
(b)	Fund investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.
(c)	Fund investment objective is long-term capital appreciation.

The following is a summary of the inputs used as of July 31, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Investments in Underlying Funds	$1,183,445	$—	$—	$1,183,445
Total	$1,183,445	$—	$—	$1,183,445

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each investment strategy of Underlying Funds.
(3)	There were no Level 1/Level 2 transfers during the period ended July 31, 2016.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - FUNDAMENTAL EQUITY FUND July 31, 2016

Investments	Shares	Fair Value (000)
COMMON STOCKS 97.89%

Aerospace & Defense 2.85%

General Dynamics Corp.	432,645	$63,551
TransDigm Group, Inc.*	82,344	23,017
Total		86,568

Banks 11.42%

Bank of America Corp.	1,125,210	16,304
Citizens Financial Group, Inc.	3,846,817	85,899
East West Bancorp, Inc.	1,921,490	65,753
JPMorgan Chase & Co.	2,058,243	131,666
Signature Bank*	64,193	7,719
Webster Financial Corp.	1,117,323	40,179
Total		347,520

Beverages 2.39%

PepsiCo, Inc.	668,200	72,780

Biotechnology 1.38%

Celgene Corp.*	374,782	42,047

Capital Markets 2.90%

Invesco Ltd.	1,495,159	43,629
TD Ameritrade Holding Corp.	1,469,607	44,617
Total		88,246

Chemicals 3.20%

Dow Chemical Co. (The)	1,139,532	61,159
LyondellBasell Industries NV Class A	480,142	36,135
Total		97,294

Communications Equipment 2.30%

Cisco Systems, Inc.	2,287,448	69,836

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - FUNDAMENTAL EQUITY FUND July 31, 2016

Investments	Shares	Fair Value (000)
Consumer Finance 1.79%

Discover Financial Services	955,913	$54,334

Diversified Telecommunication Services 4.51%

AT&T, Inc.	2,323,582	100,588
Verizon Communications, Inc.	660,852	36,618
Total		137,206

Electric: Utilities 4.04%

Duke Energy Corp.	714,622	61,164
NextEra Energy, Inc.	480,551	61,650
Total		122,814

Energy Equipment & Services 2.11%

Halliburton Co.	1,469,091	64,141

Food & Staples Retailing 0.74%

CVS Health Corp.	244,200	22,642

Food Products 2.19%

Mondelez International, Inc. Class A	1,515,253	66,641

Health Care Providers & Services 1.94%

HCA Holdings, Inc.*	191,410	14,763
UnitedHealth Group, Inc.	308,107	44,121
Total		58,884

Hotels, Restaurants & Leisure 1.01%

Yum! Brands, Inc.	343,323	30,700

Household Durables 1.21%

Lennar Corp. Class A	786,508	36,809

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - FUNDAMENTAL EQUITY FUND July 31, 2016

Investments	Shares	Fair Value (000)
Household Products 0.99%

Colgate-Palmolive Co.	404,297	$30,092

Industrial Conglomerates 4.35%

General Electric Co.	4,246,115	132,224

Information Technology Services 1.19%

Fidelity National Information Services, Inc.	457,045	36,349

Insurance 5.40%

Chubb Ltd. (Switzerland)(a)	775,221	97,104
Hartford Financial Services Group, Inc. (The)	1,481,466	59,037
XL Group Ltd.	231,760	8,021
Total		164,162

Life Sciences Tools & Services 0.78%

Thermo Fisher Scientific, Inc.	150,132	23,847

Machinery 3.19%

Caterpillar, Inc.	446,747	36,973
Dover Corp.	525,319	37,523
ITT, Inc.	714,912	22,670
Total		97,166

Media 1.48%

Time Warner, Inc.	588,160	45,082

Multi-Line Retail 0.76%

Target Corp.	307,507	23,165

Multi-Utilities 0.49%

Sempra Energy	132,916	14,871

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - FUNDAMENTAL EQUITY FUND July 31, 2016

Investments	Shares	Fair Value (000)
Oil, Gas & Consumable Fuels 10.04%

Devon Energy Corp.	406,793	$15,572
EOG Resources, Inc.	758,621	61,979
Exxon Mobil Corp.	1,576,339	140,216
Occidental Petroleum Corp.	1,173,100	87,666
Total		305,433

Pharmaceuticals 9.66%

Allergan plc*	172,278	43,578
Johnson & Johnson	874,703	109,539
Pfizer, Inc.	3,819,800	140,912
Total		294,029

Real Estate Investment Trusts 3.06%

Boston Properties, Inc.	246,717	35,066
Simon Property Group, Inc.	77,516	17,599
Vornado Realty Trust	376,900	40,479
Total		93,144

Road & Rail 1.52%

CSX Corp.	1,637,890	46,401

Semiconductors & Semiconductor Equipment 5.80%

Intel Corp.	2,061,578	71,867
Microchip Technology, Inc.	783,953	43,619
QUALCOMM, Inc.	973,223	60,904
Total		176,390

Software 0.53%

Microsoft Corp.	283,700	16,080

Specialty Retail 0.94%

Foot Locker, Inc.	133,307	7,948
L Brands, Inc.	278,641	20,591
Total		28,539

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - FUNDAMENTAL EQUITY FUND July 31, 2016

Investments	Shares	Fair Value (000)
Technology Hardware, Storage & Peripheral 1.73%

Hewlett Packard Enterprise Co.	2,507,717	$52,712

Total Common Stocks (cost $2,544,182,314)		2,978,148

	Principal Amount (000)
SHORT-TERM INVESTMENT 1.95%

Repurchase Agreement

Repurchase Agreement dated 7/29/2016, 0.03% due 8/1/2016 with Fixed Income Clearing Corp. collateralized by $24,205,000 of U.S. Treasury Note at 2.00% due 2/15/2025 and $33,035,000 of U.S. Treasury Note at 2.25% due 11/15/2024; value: $60,638,819; proceeds: $59,448,877 (cost $59,448,729)	$59,449	59,449
Total Investments in Securities 99.84% (cost $2,603,631,043)		3,037,597
Other Assets in Excess of Liabilities 0.16%		4,793
Net Assets 100.00%		$3,042,390

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of July 31, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$2,978,148	$—	$—	$2,978,148
Repurchase Agreement	—	59,449	—	59,449
Total	$2,978,148	$59,449	$—	$3,037,597

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended July 31, 2016.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - GROWTH LEADERS FUND July 31, 2016

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.42%

Aerospace & Defense 2.35%

Lockheed Martin Corp.	113,122	$28,590
Raytheon Co.	173,542	24,214
Total		52,804

Air Freight & Logistics 0.74%

FedEx Corp.	103,171	16,703

Automobiles 0.23%

Tesla Motors, Inc.*	22,209	5,214

Beverages 3.15%

Constellation Brands, Inc. Class A	130,598	21,500
Monster Beverage Corp.*	100,427	16,132
PepsiCo, Inc.	303,915	33,102
Total		70,734

Biotechnology 2.75%

ACADIA Pharmaceuticals, Inc.*	418,274	15,493
BioMarin Pharmaceutical, Inc.*	113,672	11,301
Celgene Corp.*	53,042	5,951
Medivation, Inc.*	183,255	11,726
Regeneron Pharmaceuticals, Inc.*	14,424	6,132
TESARO, Inc.*	119,616	11,153
Total		61,756

Building Products 1.10%

A.O. Smith Corp.	265,604	24,672

Chemicals 1.00%

Albemarle Corp.	266,938	22,468

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - GROWTH LEADERS FUND July 31, 2016

Investments	Shares	Fair Value (000)
Diversified Consumer Services 0.54%

New Oriental Education & Technology Group, Inc. ADR	277,070	$12,208

Diversified Financial Services 2.90%

Intercontinental Exchange, Inc.	81,589	21,556
MarketAxess Holdings, Inc.	191,421	30,945
MSCI, Inc.	147,876	12,723
Total		65,224

Diversified Telecommunication Services 0.99%

AT&T, Inc.	259,867	11,250
Verizon Communications, Inc.	198,683	11,009
Total		22,259

Electric: Utilities 0.25%

NextEra Energy, Inc.	43,277	5,552

Electrical Equipment 0.48%

Acuity Brands, Inc.	41,155	10,800

Electronic Equipment, Instruments & Components 1.06%

Trimble Navigation Ltd.*	414,177	10,951
Universal Display Corp.*	179,854	12,741
Total		23,692

Food & Staples Retailing 1.03%

Costco Wholesale Corp.	138,409	23,145

Food Products 1.25%

Blue Buffalo Pet Products, Inc.*	685,253	17,598
Kellogg Co.	126,638	10,474
Total		28,072

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - GROWTH LEADERS FUND July 31, 2016

Investments	Shares	Fair Value (000)
Health Care Equipment & Supplies 9.98%

ABIOMED, Inc.*	193,765	$22,859
Align Technology, Inc.*	281,707	25,114
Boston Scientific Corp.*	751,311	18,242
DENTSPLY SIRONA, Inc.	258,127	16,531
DexCom, Inc.*	281,594	25,971
Edwards Lifesciences Corp.*	263,928	30,225
IDEXX Laboratories, Inc.*	199,043	18,668
Intuitive Surgical, Inc.*	78,690	54,749
ZELTIQ Aesthetics, Inc.*	345,651	11,735
Total		224,094

Health Care Providers & Services 2.20%

UnitedHealth Group, Inc.	209,729	30,033
VCA, Inc.*	271,722	19,385
Total		49,418

Health Care Technology 1.31%

Veeva Systems, Inc. Class A*	773,837	29,398

Hotels, Restaurants & Leisure 2.92%

Dave & Buster’s Entertainment, Inc.*	471,044	20,961
McDonald’s Corp.	135,226	15,909
Panera Bread Co. Class A*	79,773	17,496
Shake Shack, Inc. Class A*	281,418	11,260
Total		65,626

Household Durables 0.48%

DR Horton, Inc.	325,870	10,715

Household Products 1.66%

Clorox Co. (The)	116,857	15,316
Colgate-Palmolive Co.	294,666	21,932
Total		37,248

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - GROWTH LEADERS FUND July 31, 2016

Investments	Shares	Fair Value (000)
Industrial Conglomerates 0.79%

3M Co.	100,074	$17,849

Information Technology Services 4.21%

Accenture plc Class A (Ireland)(a)	136,991	15,454
MasterCard, Inc. Class A	118,955	11,329
PayPal Holdings, Inc.*	298,404	11,113
Visa, Inc. Class A	726,626	56,713
Total		94,609

Internet & Catalog Retail 6.25%

Amazon.com, Inc.*	145,884	110,698
Priceline Group, Inc. (The)*	4,102	5,541
TripAdvisor, Inc.*	86,102	6,025
Wayfair, Inc. Class A*	414,122	18,014
Total		140,278

Internet Software & Services 15.28%

2U, Inc.*	331,222	11,586
Alphabet, Inc. Class A*	117,066	92,639
CoStar Group, Inc.*	84,231	17,512
Criteo SA ADR*	249,229	11,013
Facebook, Inc. Class A*	1,022,864	126,774
GoDaddy, Inc. Class A*	337,638	10,102
GrubHub, Inc.*	544,084	20,632
NetEase, Inc. ADR	147,838	30,199
Shutterstock, Inc.*	213,222	11,746
WebMD Health Corp.*	178,761	10,906
Total		343,109

Life Sciences Tools & Services 0.28%

Pacific Biosciences of California, Inc.*	727,810	6,223

Machinery 0.50%

Middleby Corp. (The)*	93,485	11,254

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - GROWTH LEADERS FUND July 31, 2016

Investments	Shares	Fair Value (000)
Media 2.15%

Comcast Corp. Class A	545,420	$36,680
IMAX Corp. (Canada)*(a)	368,475	11,640
Total		48,320

Metals & Mining 0.77%

Newmont Mining Corp.	393,037	17,294

Multi-Line Retail 1.07%

Dollar General Corp.	254,442	24,106

Personal Products 0.49%

Estee Lauder Cos., Inc. (The) Class A	118,136	10,975

Pharmaceuticals 3.22%

Bristol-Myers Squibb Co.	592,629	44,335
Johnson & Johnson	224,149	28,070
Total		72,405

Professional Services 1.28%

TransUnion*	535,592	17,525
WageWorks, Inc.*	180,934	11,183
Total		28,708

Real Estate Investment Trusts 1.20%

American Tower Corp.	94,807	10,976
Equinix, Inc.	42,695	15,919
Total		26,895

Road & Rail 0.48%

Kansas City Southern	112,984	10,859

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - GROWTH LEADERS FUND July 31, 2016

Investments	Shares	Fair Value (000)
Semiconductors & Semiconductor Equipment 4.85%

Applied Materials, Inc.	433,724	$11,403
Broadcom Ltd. (Singapore)(a)	176,639	28,612
Lam Research Corp.	124,897	11,212
NVIDIA Corp.	574,450	32,801
QUALCOMM, Inc.	397,652	24,885
Total		108,913

Software 10.84%

Adobe Systems, Inc.*	282,187	27,615
Atlassian Corp. plc Class A (Australia)*(a)	411,853	12,343
Ellie Mae, Inc.*	172,239	15,865
Microsoft Corp.	1,184,333	67,128
Mobileye NV (Israel)*(a)	380,003	18,206
Paycom Software, Inc.*	403,283	19,039
Paylocity Holding Corp.*	246,168	10,989
salesforce.com, Inc.*	460,781	37,692
Ultimate Software Group, Inc. (The)*	110,604	23,127
Zendesk, Inc.*	375,629	11,359
Total		243,363

Specialty Retail 3.48%

Home Depot, Inc. (The)	237,225	32,794
TJX Cos., Inc. (The)	281,396	22,996
Ulta Salon, Cosmetics & Fragrance, Inc.*	85,749	22,398
Total		78,188

Technology Hardware, Storage & Peripherals 2.67%

Apple, Inc.	575,516	59,974

Trading Companies & Distributors 1.24%

Beacon Roofing Supply, Inc.*	348,878	16,404
United Rentals, Inc.*	142,754	11,373
Total		27,777
Total Common Stocks (cost $2,021,549,726)		2,232,901

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - GROWTH LEADERS FUND July 31, 2016

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 2.45%

Repurchase Agreement

Repurchase Agreement dated 7/29/2016, 0.03% due 8/1/2016 with Fixed Income Clearing Corp. collateralized by $54,570,000 of U.S. Treasury Note at 3.125% due 1/31/2017; value: $56,138,888; proceeds: $55,035,805 (cost $55,035,667)	$55,036	$55,036
Total Investments in Securities 101.87% (cost $2,076,585,393)		2,287,937
Liabilities in Excess of Other Assets (1.87)%		(42,038)
Net Assets 100.00%		$2,245,899

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of July 31, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$2,232,901	$—	$—	$2,232,901
Repurchase Agreement	—	55,036	—	55,036
Total	$2,232,901	$55,036	$—	$2,287,937

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended July 31, 2016.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL CORE EQUITY FUND July 31, 2016

Investments	Shares	U.S. $ Fair Value (000)
COMMON STOCKS 99.02%

Australia 6.19%

Beverages 0.11%
Coca-Cola Amatil Ltd.	77,764	$545
Commercial Services & Supplies 0.28%
Downer EDI Ltd.	442,666	1,403
Construction Materials 0.43%
CSR Ltd.	717,488	2,094
Diversified Telecommunication Services 0.26%
Vocus Communications Ltd.	187,429	1,272
Food & Staples Retailing 0.47%
Metcash Ltd. *	1,400,396	2,298
Metals & Mining 3.36%
BlueScope Steel Ltd.	274,636	1,764
Evolution Mining Ltd.	938,336	2,011
Fortescue Metals Group Ltd.	1,534,163	5,165
Newcrest Mining Ltd. *	210,597	4,001
South32 Ltd. *	2,612,646	3,643
		16,584
Real Estate Investment Trusts 1.28%
Mirvac Group	3,780,043	6,320
Total Australia		30,516

Belgium 2.51%

Beverages 2.00%
Anheuser-Busch InBev NV	76,353	9,842
Chemicals 0.51%
Solvay SA	24,498	2,542
Total Belgium		12,384

Canada 2.92%

Banks 0.47%
Bank of Montreal	36,100	2,314
Electric: Utilities 2.45%
Emera, Inc.	186,400	6,950
Fortis, Inc.	154,700	5,125
		12,075
Total Canada		14,389

China 1.01%

Internet Software & Services
Tencent Holdings Ltd.	207,200	4,981

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL CORE EQUITY FUND July 31, 2016

Investments	Shares	U.S. $ Fair Value (000)
Denmark 1.12%

Banks
Danske Bank A/S	202,560	$5,504

Finland 1.21%

Paper & Forest Products
Stora Enso OYJ R Shares	215,806	1,959
UPM-Kymmene OYJ	193,899	3,995
Total Finland		5,954

France 11.56%

Aerospace & Defense 1.25%
Thales SA	47,406	4,319
Zodiac Aerospace	82,133	1,850
		6,169
Auto Components 0.77%
Valeo SA	74,307	3,813
Automobiles 1.94%
Renault SA	109,265	9,559
Banks 1.46%
BNP Paribas SA	144,618	7,172
Construction & Engineering 1.13%
Vinci SA	73,311	5,564
Diversified Telecommunication Services 0.82%
Orange SA	265,401	4,062
Electrical Equipment 0.31%
Schneider Electric SE	23,491	1,537
Food Products 1.78%
Danone SA	113,957	8,776
Information Technology Services 0.61%
Atos SE	30,774	3,016
Life Sciences Tools & Services 0.39%
Genfit *	71,199	1,914
Media 0.46%
Publicis Groupe SA	30,728	2,288
Oil, Gas & Consumable Fuels 0.64%
Total SA	66,157	3,163
Total France		57,033

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL CORE EQUITY FUND July 31, 2016

Investments	Shares	U.S. $ Fair Value (000)
Germany 10.38%

Diversified Telecommunication Services 1.21%
Deutsche Telekom AG Registered Shares	351,147	$5,977
Health Care Providers & Services 1.37%
Fresenius Medical Care AG & Co. KGaA	73,703	6,737
Hotels, Restaurants & Leisure 0.52%
TUI AG	195,696	2,550
Industrial Conglomerates 2.06%
Siemens AG Registered Shares	93,621	10,165
Insurance 1.58%
Allianz SE Registered Shares	39,598	5,680
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered Shares	12,700	2,118
		7,798
Life Sciences Tools & Services 0.42%
MorphoSys AG *	47,062	2,084
Media 0.38%
ProSiebenSat.1 Media SE	41,360	1,891
Semiconductors & Semiconductor Equipment 0.56%
Infineon Technologies AG	166,829	2,760
Software 0.98%
SAP SE	54,947	4,817
Textiles, Apparel & Luxury Goods 1.30%
adidas AG	39,190	6,430
Total Germany		51,209

Hong Kong 1.73%

Real Estate Investment Trusts 1.34%
Link REIT	886,500	6,616
Real Estate Management & Development 0.39%
Wheelock & Co., Ltd.	355,000	1,901
Total Hong Kong		8,517

Israel 0.73%

Pharmaceuticals
Teva Pharmaceutical Industries Ltd. ADR	67,550	3,614

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL CORE EQUITY FUND July 31, 2016

Investments	Shares	U.S. $ Fair Value (000)
Italy 0.83%

Electric: Utilities
Enel SpA	884,051	$4,070

Japan 22.60%

Airlines 1.30%
Japan Airlines Co., Ltd.	204,600	6,408
Automobiles 1.96%
Fuji Heavy Industries Ltd.	113,600	4,470
Honda Motor Co., Ltd.	133,300	3,712
Mazda Motor Corp.	97,400	1,477
		9,659
Banks 4.71%
Mitsubishi UFJ Financial Group, Inc.	2,259,500	11,559
Sumitomo Mitsui Financial Group, Inc.	274,800	8,909
Sumitomo Mitsui Trust Holdings, Inc.	810,000	2,755
		23,223
Chemicals 1.49%
Asahi Kasei Corp.	709,486	5,444
Teijin Ltd.	505,000	1,925
		7,369
Construction & Engineering 1.98%
Obayashi Corp.	242,800	2,686
Shimizu Corp.	415,000	4,271
Taisei Corp.	310,000	2,810
		9,767
Diversified Financial Services 1.07%
ORIX Corp.	367,300	5,270
Diversified Telecommunication Services 1.04%
Nippon Telegraph & Telephone Corp.	107,200	5,128
Food & Staples Retailing 0.70%
Seven & i Holdings Co., Ltd.	81,500	3,437
Household Durables 0.55%
Sony Corp.	84,400	2,715
Insurance 0.52%
Tokio Marine Holdings, Inc.	64,700	2,562
Machinery 0.52%
FANUC Corp.	15,000	2,547
Media 0.49%
Dentsu, Inc.	50,000	2,426

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL CORE EQUITY FUND July 31, 2016

Investments	Shares	U.S. $ Fair Value (000)
Japan (continued)

Metals & Mining 0.61%
JFE Holdings, Inc.	168,800	$2,244
Nippon Steel & Sumitomo Metal Corp.	41,000	784
		3,028
Oil, Gas & Consumable Fuels 0.25%
JX Holdings, Inc.	319,200	1,213
Real Estate Management & Development 0.97%
Daito Trust Construction Co., Ltd.	24,800	4,178
Nomura Real Estate Holdings, Inc.	35,900	628
		4,806
Road & Rail 1.26%
Central Japan Railway Co.	33,000	6,216
Trading Companies & Distributors 0.85%
ITOCHU Corp.	172,300	1,980
Mitsubishi Corp.	126,200	2,200
		4,180
Wireless Telecommunication Services 2.33%
NTT DOCOMO, Inc.	172,900	4,659
SoftBank Group Corp.	122,500	6,847
		11,506
Total Japan		111,460

Mexico 0.29%

Consumer Finance
Gentera SAB de CV	777,015	1,444

Netherlands 3.81%

Banks 0.15%
ING Groep NV	65,841	736
Food & Staples Retailing 2.07%
Koninklijke Ahold Delhaize NV	427,236	10,203
Insurance 0.54%
NN Group NV	99,322	2,679
Oil, Gas & Consumable Fuels 1.05%
Royal Dutch Shell plc B Shares	195,106	5,169
Total Netherlands		18,787

New Zealand 0.36%

Construction Materials
Fletcher Building Ltd.	253,118	1,771

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL CORE EQUITY FUND July 31, 2016

Investments	Shares	U.S. $ Fair Value (000)
Norway 0.14%

Metals & Mining
Norsk Hydro ASA	167,482	$715

Philippines 0.38%

Diversified Financial Services
Metro Pacific Investments Corp.	11,852,800	1,887

Portugal 0.42%

Electric: Utilities
EDP - Energias de Portugal SA	607,065	2,082

Singapore 1.25%

Real Estate Investment Trusts 0.58%
Ascendas Real Estate Investment Trust	1,574,200	2,877
Transportation Infrastructure 0.67%
Hutchison Port Holdings Trust Unit	6,910,500	3,282
Total Singapore		6,159

South Africa 0.38%

Oil, Gas & Consumable Fuels
Sasol Ltd.	70,466	1,872

South Korea 0.53%

Biotechnology
Celltrion, Inc. *	28,329	2,633

Spain 1.27%

Oil, Gas & Consumable Fuels
Repsol SA	495,970	6,252

Sweden 1.68%

Banks 0.49%
Swedbank AB A Shares	114,804	2,412
Machinery 0.24%
Volvo AB B Shares	111,946	1,193
Real Estate Management & Development 0.95%
Castellum AB	310,741	4,699
Total Sweden		8,304

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL CORE EQUITY FUND July 31, 2016

Investments	Shares	U.S. $ Fair Value (000)
Switzerland 3.57%

Insurance 0.69%
Swiss Life Holding AG Registered Shares *	9,730	$2,224
Swiss Re AG	14,091	1,183
		3,407
Pharmaceuticals 2.88%
Roche Holding AG	55,572	14,191
Total Switzerland		17,598

Taiwan 1.16%

Semiconductors & Semiconductor Equipment
Taiwan Semiconductor Manufacturing Co., Ltd.	1,057,000	5,712

United Kingdom 17.15%

Air Freight & Logistics 0.85%
Royal Mail plc	622,729	4,199
Auto Components 1.04%
GKN plc	1,342,115	5,140
Banks 1.00%
HSBC Holdings plc	301,751	1,977
Lloyds Banking Group plc	4,209,159	2,961
		4,938
Hotels, Restaurants & Leisure 0.30%
Merlin Entertainments plc †	232,111	1,454
Insurance 0.41%
Old Mutual plc	728,462	2,030
Metals & Mining 0.45%
Anglo American plc	203,683	2,239
Personal Products 1.79%
Unilever NV CVA	190,690	8,834
Pharmaceuticals 3.97%
AstraZeneca plc	169,573	11,329
GlaxoSmithKline plc	368,604	8,234
		19,563
Professional Services 0.51%
RELX plc	131,737	2,502
Tobacco 4.09%
British American Tobacco plc	205,138	13,098
Imperial Brands plc	134,036	7,066
		20,164

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL CORE EQUITY FUND July 31, 2016

Investments	Shares	U.S. $ Fair Value (000)
United Kingdom (continued)

Trading Companies & Distributors 1.59%
Ashtead Group plc	494,515	$7,828
Wireless Telecommunication Services 1.15%
Vodafone Group plc	1,872,021	5,687
Total United Kingdom		84,578

United States 3.84%

Biotechnology 2.19%
Shire plc	167,684	10,810
Hotels, Restaurants & Leisure 1.65%
Carnival plc	168,165	8,105
Total United States		18,915
Total Common Stocks (cost $468,707,465)		488,340

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.82%

Repurchase Agreement

Repurchase Agreement dated 7/29/2016, 0.03% due 8/1/2016 with Fixed Income Clearing Corp. collateralized by $4,025,000 of U.S. Treasury Note at 3.125% due 1/31/2017; value: $4,140,719; proceeds: $4,056,044 (cost $4,056,034)	$4,056	4,056
Total Investments in Securities 99.84% (cost $472,763,499)		492,396
Foreign Cash and Other Assets in Excess of Liabilities(a) 0.16%		793
Net Assets 100.00%		$493,189

ADR	American Depositary Receipt.
Unit	More than one class of securities traded together.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
(a)	Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL CORE EQUITY FUND July 31, 2016

Open Forward Foreign Currency Exchange Contracts at July 31, 2016:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Australian dollar	Buy	State Street Bank and Trust	10/20/2016	10,200,000	$7,427,742	$7,732,326	$304,584
British pound	Buy	Bank of America	9/19/2016	4,275,000	5,616,247	5,662,335	46,088
euro	Buy	Bank of America	10/17/2016	6,087,000	6,825,913	6,827,196	1,283
euro	Buy	Morgan Stanley	10/17/2016	1,865,000	2,072,658	2,091,789	19,131
euro	Buy	Morgan Stanley	10/17/2016	1,550,000	1,714,536	1,738,484	23,948
euro	Buy	State Street Bank and Trust	10/17/2016	3,163,000	3,515,026	3,547,629	32,603
Japanese yen	Buy	Barclays Bank plc	10/20/2016	487,335,000	4,757,458	4,790,485	33,027
Japanese yen	Buy	Standard Chartered Bank	10/20/2016	400,000,000	3,910,895	3,931,985	21,090
Japanese yen	Buy	State Street Bank and Trust	10/20/2016	336,363,000	3,149,086	3,306,436	157,350
Swiss franc	Buy	Bank of America	9/19/2016	16,600,000	17,046,429	17,171,749	125,320
Swiss franc	Buy	State Street Bank and Trust	9/19/2016	2,900,000	2,936,688	2,999,884	63,196
British pound	Sell	J.P. Morgan	10/6/2016	990,000	1,454,829	1,311,698	143,131
British pound	Sell	Morgan Stanley	10/6/2016	1,050,000	1,543,588	1,391,195	152,393
Canadian dollar	Sell	Citibank	8/15/2016	2,376,000	1,829,004	1,819,961	9,043
Canadian dollar	Sell	Standard Chartered Bank	8/15/2016	7,047,000	5,467,122	5,397,839	69,283
euro	Sell	J.P. Morgan	10/17/2016	24,416,000	27,533,923	27,385,051	148,872
Swedish krona	Sell	State Street Bank and Trust	8/15/2016	18,620,000	2,300,738	2,177,332	123,406
Swedish krona	Sell	UBS AG	8/15/2016	19,500,000	2,350,213	2,280,235	69,978
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$1,543,726

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
British pound	Buy	Bank of America	9/19/2016	1,207,000	$1,652,389	$1,598,699	$(53,690)
British pound	Buy	Bank of America	10/6/2016	2,040,000	2,951,148	2,702,893	(248,255)
British pound	Buy	Morgan Stanley	9/19/2016	8,673,000	11,942,907	11,487,587	(455,320)
Canadian dollar	Buy	State Street Bank and Trust	8/15/2016	3,272,000	2,581,629	2,506,276	(75,353)
Danish krone	Buy	Morgan Stanley	10/17/2016	13,240,000	2,035,209	1,996,539	(38,670)
euro	Buy	State Street Bank and Trust	10/17/2016	1,784,000	2,001,992	2,000,939	(1,053)
Japanese yen	Buy	Standard Chartered Bank	10/20/2016	165,000,000	1,645,029	1,621,944	(23,085)
Swedish krona	Buy	Bank of America	8/15/2016	14,520,000	1,777,786	1,697,898	(79,888)
Swedish krona	Buy	Bank of America	8/15/2016	26,100,000	3,231,143	3,052,007	(179,136)
Swedish krona	Buy	State Street Bank and Trust	8/15/2016	17,380,000	2,159,761	2,032,333	(127,428)
Swedish krona	Buy	State Street Bank and Trust	8/15/2016	15,440,000	1,907,322	1,805,478	(101,844)
Swedish krona	Buy	State Street Bank and Trust	8/15/2016	16,311,000	2,015,227	1,907,329	(107,898)
Swiss franc	Buy	Goldman Sachs	10/20/2016	7,820,000	8,131,439	8,103,752	(27,687)
British pound	Sell	Goldman Sachs	9/19/2016	4,275,000	5,646,057	5,662,335	(16,278)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL CORE EQUITY FUND July 31, 2016

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
British pound	Sell	Standard Chartered Bank	9/19/2016	9,880,000	$13,064,842	$13,086,286	$(21,444)
Canadian dollar	Sell	State Street Bank and Trust	8/15/2016	6,120,000	4,680,971	4,687,778	(6,807)
euro	Sell	J.P. Morgan	10/17/2016	4,420,000	4,952,149	4,957,484	(5,335)
Japanese yen	Sell	Deutsche Bank AG	10/20/2016	255,000,000	2,420,950	2,506,640	(85,690)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(1,654,861)

The following is a summary of the inputs used as of July 31, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$488,340	$—	$—	$488,340
Repurchase Agreement	—	4,056	—	4,056
Total	$488,340	$4,056	$—	$492,396
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$1,544	$—	$1,544
Liabilities	—	(1,655)	—	(1,655)
Total	$—	$(111)	$—	$(111)

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended July 31, 2016.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND July 31, 2016

Investments	Shares	U.S. $ Fair Value (000)
LONG-TERM INVESTMENTS 97.08%

COMMON STOCKS 95.58%

Australia 7.01%

Banks 1.66%
National Australia Bank Ltd.	1,230,797	$24,824
Commercial Services & Supplies 0.79%
Spotless Group Holdings Ltd.	13,015,620	11,820
Electric: Utilities 1.72%
AusNet Services	19,136,491	25,741
Metals & Mining 0.61%
BHP Billiton Ltd.	608,583	9,028
Personal Products 0.47%
Asaleo Care Ltd.	6,837,407	7,066
Real Estate Investment Trusts 1.76%
Mirvac Group	15,680,356	26,216
Total Australia		104,695

Belgium 2.48%

Air Freight & Logistics 1.27%
bpost SA	726,721	19,032
Beverages 1.21%
Anheuser-Busch InBev NV	140,097	18,059
Total Belgium		37,091

Brazil 1.23%

Independent Power & Renewable Electricity Producers
AES Tiete Energia SA Unit	3,462,700	18,369

Canada 9.83%

Oil, Gas & Consumable Fuels 8.24%
ARC Resources Ltd.	1,433,500	25,219
Crescent Point Energy Corp.	1,735,652	25,377
Freehold Royalties Ltd.	678,340	5,788
Pembina Pipeline Corp.	721,000	21,028
TransCanada Corp.	453,500	21,028
Whitecap Resources, Inc.	3,330,700	24,719
		123,159

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND July 31, 2016

Investments	Shares	U.S. $ Fair Value (000)
Canada (continued)

Real Estate Investment Trusts 1.59%
RioCan Real Estate Investment Trust	1,069,200	$23,732
Total Canada		146,891

China 2.14%

Banks 0.97%
Bank of China Ltd. H Shares	35,391,000	14,552
Real Estate Management & Development 1.17%
Longfor Properties Co., Ltd.	12,770,800	17,448
Total China		32,000

Denmark 0.74%

Diversified Telecommunication Services
TDC A/S	2,090,090	11,001

France 7.19%

Banks 1.02%
BNP Paribas SA	308,084	15,277
Diversified Telecommunication Services 1.64%
Orange SA	1,599,487	24,481
Insurance 0.88%
AXA SA	641,955	13,084
Media 1.05%
Vivendi SA	800,155	15,731
Oil, Gas & Consumable Fuels 1.24%
Total SA ADR	386,570	18,594
Real Estate Investment Trusts 1.36%
Klepierre	423,306	20,267
Total France		107,434

Germany 4.24%

Chemicals 1.25%
BASF SE	237,977	18,693
Diversified Telecommunication Services 1.34%
Deutsche Telekom AG Registered Shares	1,171,566	19,942
Hotels, Restaurants & Leisure 0.54%
TUI AG	623,012	8,118

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND July 31, 2016

Investments	Shares	U.S. $ Fair Value (000)
Germany (continued)

Industrial Conglomerates 0.96%
Siemens AG Registered Shares	131,773	$14,308
Media 0.15%
ProSiebenSat.1 Media SE	48,699	2,226
Total Germany		63,287

Hong Kong 3.49%

Communications Equipment 0.98%
VTech Holdings Ltd.	1,353,300	14,713
Industrial Conglomerates 0.81%
CK Hutchison Holdings Ltd.	1,030,400	12,060
Real Estate Investment Trusts 1.44%
Link REIT	2,883,500	21,519
Real Estate Management & Development 0.26%
Hysan Development Co., Ltd.	843,000	3,879
Total Hong Kong		52,171

India 1.03%

Thrifts & Mortgage Finance
Indiabulls Housing Finance Ltd.	1,353,582	15,447

Indonesia 0.88%

Banks
PT Bank Negara Indonesia (Persero) Tbk	32,377,000	13,224

Israel 1.16%

Diversified Telecommunication Services
Bezeq The Israeli Telecommunication Corp., Ltd.	8,719,416	17,305

Italy 1.96%

Gas Utilities
Snam SpA	5,074,142	29,357

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND July 31, 2016

Investments	Shares	U.S. $ Fair Value (000)
Japan 4.08%

Airlines 0.69%
Japan Airlines Co., Ltd.	328,100	$10,277
Automobiles 1.11%
Nissan Motor Co., Ltd.	1,672,700	16,590
Banks 1.06%
Sumitomo Mitsui Financial Group, Inc.	488,900	15,850
Real Estate Management & Development 1.22%
Nomura Real Estate Holdings, Inc.	1,046,800	18,303
Total Japan		61,020

Macau 2.27%

Hotels, Restaurants & Leisure
Sands China Ltd.	7,138,400	27,234
Wynn Macau Ltd.	4,088,400	6,640
Total Macau		33,874

Netherlands 1.66%

Oil, Gas & Consumable Fuels
Royal Dutch Shell plc Class A ADR	480,224	24,871

New Zealand 4.08%

Airlines 0.71%
Air New Zealand Ltd.	6,638,509	10,595
Construction Materials 1.38%
Fletcher Building Ltd.	2,950,304	20,647
Diversified Telecommunication Services 1.99%
Spark New Zealand Ltd.	10,406,012	29,648
Total New Zealand		60,890

Russia 1.53%

Oil, Gas & Consumable Fuels
Lukoil PJSC ADR	533,260	22,797

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND July 31, 2016

Investments	Shares	U.S. $ Fair Value (000)
Singapore 2.49%

Real Estate Investment Trusts
Ascendas Real Estate Investment Trust	10,014,100	$18,300
Mapletree Logistics Trust	23,949,300	18,845
		37,145
South Africa 0.66%

Capital Markets
Coronation Fund Managers Ltd.	1,846,268	9,812

South Korea 0.51%

Wireless Telecommunication Services
SK Telecom Co., Ltd.	37,086	7,615

Spain 3.31%
Diversified Financial Services 1.07%

Bolsas y Mercados Espanoles, SHMFS, SA	531,973	15,978
Gas Utilities 2.24%
Enagas SA	1,095,712	33,406
Total Spain		49,384

Sweden 0.83%

Machinery
Volvo AB B Shares	1,160,937	12,373

Switzerland 3.45%

Food Products 1.76%
Nestle SA Registered Shares	327,686	26,270
Pharmaceuticals 1.69%
Roche Holding AG	99,225	25,339
Total Switzerland		51,609

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND July 31, 2016

Investments	Shares	U.S. $ Fair Value (000)
Taiwan 1.80%

Semiconductors & Semiconductor Equipment
Taiwan Semiconductor Manufacturing Co., Ltd.	4,984,000	$26,932

Turkey 0.68%

Automobiles
Tofas Turk Otomobil Fabrikasi AS	1,291,523	10,203

United Kingdom 24.85%

Aerospace & Defense 1.50%
BAE Systems plc	3,183,356	22,497
Banks 1.93%
HSBC Holdings plc	2,995,453	19,627
Lloyds Banking Group plc	13,170,945	9,265
		28,892
Beverages 1.08%
Coca-Cola European Partners plc *	428,761	16,176
Capital Markets 1.77%
Aberdeen Asset Management plc	3,061,697	12,906
Jupiter Fund Management plc	2,415,483	13,503
		26,409
Electric: Utilities 1.48%
SSE plc	1,100,807	22,086
Household Durables 0.80%
Berkeley Group Holdings plc	336,513	11,949
Insurance 1.36%
Lancashire Holdings Ltd.	985,514	7,858
Prudential plc	705,740	12,469
		20,327
Media 0.83%
ITV plc	4,765,550	12,362

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND July 31, 2016

Investments	Shares	U.S. $ Fair Value (000)
United Kingdom (continued)

Metals & Mining 1.70%
Rio Tinto plc ADR	773,895	$25,399
Multi-Utilities 2.40%
National Grid plc	2,498,146	35,806
Oil, Gas & Consumable Fuels 1.17%
BP plc	3,107,839	17,557
Personal Products 1.21%
Unilever plc	387,064	18,101
Pharmaceuticals 3.12%
AstraZeneca plc	365,926	24,446
GlaxoSmithKline plc	990,550	22,129
		46,575
Real Estate Investment Trusts 0.90%
British Land Co. plc (The)	1,511,713	13,424
Tobacco 2.18%
Imperial Brands plc	617,931	32,577
Wireless Telecommunication Services 1.42%
Vodafone Group plc	6,986,506	21,225
Total United Kingdom		371,362
Total Common Stocks (cost $1,478,599,035)		1,428,159

	Principal Amount
CORPORATE BOND 1.50%

Spain

Banks
Banco Popular Espanol SA (a) (cost $27,225,889)	$19,000,000	22,357
Total Investments in Long-Term Securities 97.08% (cost $1,505,824,924)		1,450,516
Foreign Cash and Other Assets in Excess of Liabilities(b) 2.92%		43,623
Net Assets 100.00%		$1,494,139

ADR	American Depositary Receipt.
Unit	More than one class of securities traded together.
*	Non-income producing security.
(a)	The security has an interest rate of 11.50%, is perpetual in nature and has no stated maturity.
(b)	Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND July 31, 2016

Open Forward Foreign Currency Exchange Contracts at July 31, 2016:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Australian dollar	Buy	Citibank	10/20/2016	5,110,000	$3,806,705	$3,873,744	$67,039
Australian dollar	Buy	Goldman Sachs	10/20/2016	5,200,000	3,871,471	3,941,970	70,499
Australian dollar	Buy	J.P. Morgan	10/20/2016	9,840,000	7,343,055	7,459,421	116,366
Australian dollar	Buy	J.P. Morgan	10/20/2016	6,470,000	4,808,541	4,904,721	96,180
Australian dollar	Buy	Morgan Stanley	10/20/2016	2,300,000	1,685,718	1,743,564	57,846
Australian dollar	Buy	State Street Bank and Trust	10/20/2016	248,850,000	181,215,059	188,646,017	7,430,958
Australian dollar	Buy	UBS AG	10/20/2016	5,800,000	4,251,377	4,396,813	145,436
British pound	Buy	J.P. Morgan	9/19/2016	73,605,000	97,483,934	97,491,510	7,576
euro	Buy	Deutsche Bank AG	10/17/2016	5,300,000	5,933,970	5,944,494	10,524
Japanese yen	Buy	Barclays Bank plc	10/20/2016	547,000,000	5,275,751	5,376,989	101,238
Japanese yen	Buy	UBS AG	10/20/2016	765,550,000	7,472,054	7,525,328	53,274
South African rand	Buy	Barclays Bank plc	11/25/2016	415,000,000	28,429,058	29,233,535	804,477
British pound	Sell	10/6/2016	32,775,000	47,364,286	43,425,163	3,939,123
British pound	Sell	Citibank	10/6/2016	3,500,000	5,131,899	4,637,317	494,582
British pound	Sell	Morgan Stanley	10/6/2016	11,000,000	16,170,921	14,574,426	1,596,495
British pound	Sell	State Street Bank and Trust	9/19/2016	81,130,000	117,505,447	107,458,545	10,046,902
Canadian dollar	Sell	J.P. Morgan	10/20/2016	7,915,000	6,139,891	6,064,288	75,603
euro	Sell	J.P. Morgan	10/17/2016	32,954,000	37,162,226	36,961,295	200,931
Swiss franc	Sell	Goldman Sachs	10/20/2016	18,700,000	19,444,745	19,378,536	66,209
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$25,381,258

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
British pound	Buy	Citibank	9/19/2016	3,260,000	$4,608,910	$4,317,945	$(290,965)
British pound	Buy	J.P. Morgan	9/19/2016	4,265,000	6,060,925	5,649,090	(411,835)
Canadian dollar	Buy	Citibank	10/20/2016	70,100,000	54,452,227	53,708,985	(743,242)
Japanese yen	Buy	Morgan Stanley	10/20/2016	600,000,000	5,926,082	5,897,977	(28,105)
Norwegian krone	Buy	Deutsche Bank AG	10/6/2016	104,400,000	12,461,849	12,375,049	(86,800)
Australian dollar	Sell	Citibank	10/20/2016	8,115,000	6,077,778	6,151,748	(73,970)
Australian dollar	Sell	Morgan Stanley	10/20/2016	8,040,000	5,926,431	6,094,892	(168,461)
Australian dollar	Sell	State Street Bank and Trust	10/20/2016	112,100,000	84,916,311	84,979,781	(63,470)
Canadian dollar	Sell	Goldman Sachs	10/20/2016	22,400,000	17,153,927	17,162,357	(8,430)
euro	Sell	Deutsche Bank AG	10/17/2016	2,730,000	3,018,438	3,061,975	(43,537)
euro	Sell	Standard Chartered Bank	10/17/2016	6,179,000	6,813,943	6,930,383	(116,440)
Israeli new shekel	Sell	Deutsche Bank AG	10/20/2016	29,800,000	7,705,953	7,827,825	(121,872)
Japanese yen	Sell	Morgan Stanley	10/20/2016	7,360,000,000	71,143,370	72,348,523	(1,205,153)
New Zealand dollar	Sell	Goldman Sachs	11/30/2016	20,800,000	14,927,398	14,945,223	(17,825)
New Zealand dollar	Sell	Standard Chartered Bank	11/30/2016	13,600,000	9,510,426	9,771,877	(261,451)
Swiss franc	Sell	Bank of America	10/20/2016	3,515,000	3,603,868	3,642,543	(38,675)
Swiss franc	Sell	UBS AG	10/20/2016	2,230,000	2,304,824	2,310,917	(6,093)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(3,686,324)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND July 31, 2016

The following is a summary of the inputs used as of July 31, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$1,428,159	$—	$—	$1,428,159
Corporate Bond	—	22,357	—	22,357
Total	$1,428,159	$22,357	$—	$1,450,516
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$25,381	$—	$25,381
Liabilities	—	(3,686)	—	(3,686)
Total	$—	$21,695	$—	$21,695

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended July 31, 2016.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND July 31, 2016

Investments	Shares	U.S. $ Fair Value (000)
COMMON STOCKS 96.63%

Australia 5.27%

Beverages 0.79%
Treasury Wine Estates Ltd.	629,826	$4,619
Commercial Services & Supplies 1.12%
Spotless Group Holdings Ltd.	7,178,541	6,519
Electric: Utilities 1.41%
AusNet Services	6,107,731	8,215
Hotels, Restaurants & Leisure 0.51%
Mantra Group Ltd.	1,098,185	2,996
Real Estate Investment Trusts 1.44%
Charter Hall Group	1,989,548	8,437
Total Australia		30,786

Austria 0.71%

Semiconductors & Semiconductor Equipment
ams AG	125,928	4,177

Canada 5.55%

Electric: Utilities 1.31%
Emera, Inc.	205,200	7,651
Metals & Mining 0.70%
HudBay Minerals, Inc.	819,966	4,088
Oil, Gas & Consumable Fuels 2.94%
Africa Oil Corp. *	1,473,062	2,004
Canacol Energy Ltd. *	1,262,800	3,839
Vermilion Energy, Inc.	155,200	5,171
Whitecap Resources, Inc.	833,100	6,183
		17,197
Paper & Forest Products 0.60%
Interfor Corp. *	316,109	3,499
Total Canada		32,435

Finland 2.92%

Leisure Product 1.54%
Amer Sports OYJ	317,417	9,007
Trading Companies & Distributors 1.38%
Cramo OYJ	342,279	8,078
Total Finland		17,085

France 5.20%

Health Care Providers & Services 1.18%
Korian SA	194,982	6,905

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND July 31, 2016

Investments	Shares	U.S. $ Fair Value (000)
France (continued)

Hotels, Restaurants & Leisure 1.22%
Elior Participations SCA †	327,955	$7,159
Information Technology Services 1.48%
Altran Technologies SA *	595,394	8,640
Life Sciences Tools & Services 0.24%
Genfit *	51,980	1,397
Real Estate Management & Development 1.08%
Nexity SA *	118,798	6,316
Total France		30,417

Germany 4.72%

Industrial Conglomerates 1.06%
Rheinmetall AG	88,234	6,177
Internet Software & Services 1.02%
XING AG	29,776	5,944
Life Sciences Tools & Services 1.68%
Gerresheimer AG	92,565	7,945
MorphoSys AG *	43,213	1,913
		9,858
Machinery 0.31%
Deutz AG	389,560	1,793
Real Estate Management & Development 0.65%
Patrizia Immobilien AG *	150,159	3,791
Total Germany		27,563

Hong Kong 3.20%

Communications Equipment 0.63%
VTech Holdings Ltd.	341,800	3,716
Diversified Telecommunication Services 0.55%
HKBN Ltd.	2,694,206	3,216
Energy Equipment & Services 0.15%
Hilong Holding Ltd.	6,298,900	852
Household Durables 1.33%
Techtronic Industries Co., Ltd.	1,844,000	7,808
Paper & Forest Products 0.54%
Lee & Man Paper Manufacturing Ltd.	4,076,000	3,142
Total Hong Kong		18,734

India 1.73%

Information Technology Services 0.46%
Vakrangee Ltd.	964,165	2,682

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND July 31, 2016

Investments	Shares	U.S. $ Fair Value (000)
India (continued)

Thrifts & Mortgage Finance 1.27%
Dewan Housing Finance Corp., Ltd.	2,230,984	$7,434
Total India		10,116

Indonesia 2.71%

Banks 1.55%
Bank Tabungan Negara Persero Tbk PT	60,147,104	9,069
Consumer Finance 0.18%
PT Clipan Finance Indonesia Tbk *	52,233,850	1,045
Real Estate Management & Development 0.98%
Pakuwon Jati Tbk PT	60,624,000	3,008
Summarecon Agung Tbk PT	21,102,100	2,731
		5,739
Total Indonesia		15,853

Ireland 4.42%

Beverages 0.48%
C&C Group plc	673,767	2,776
Food Products 0.51%
Greencore Group plc	680,438	2,950
Health Care Providers & Services 1.29%
UDG Healthcare plc	981,671	7,555
Household Durables 1.21%
Cairn Homes plc *	6,629,700	7,078
Real Estate Investment Trusts 0.93%
Hibernia REIT plc	3,584,919	5,451
Total Ireland		25,810

Israel 1.37%

Chemicals
Frutarom Industries Ltd.	159,037	7,979

Italy 3.60%

Beverages 1.24%
Davide Campari-Milano SpA	700,792	7,236
Capital Markets 0.49%
Anima Holding SpA †	567,058	2,840
Electrical Equipment 0.63%
Prysmian SpA	158,291	3,702
Textiles, Apparel & Luxury Goods 1.24%
Brunello Cucinelli SpA	227,243	4,240
Moncler SpA	173,588	3,043
		7,283
Total Italy		21,061

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND July 31, 2016

Investments	Shares	U.S. $ Fair Value (000)
Japan 24.08%

Construction & Engineering 1.04%
SHO-BOND Holdings Co., Ltd.	119,700	$6,100
Containers & Packaging 0.41%
Fuji Seal International, Inc.	60,100	2,394
Electronic Equipment, Instruments & Components 1.55%
Hitachi High-Technologies Corp.	262,300	9,075
Food & Staples Retailing 1.41%
Sundrug Co., Ltd.	93,900	8,218
Food Products 1.09%
Nichirei Corp.	663,000	6,368
Hotels, Restaurants & Leisure 2.96%
HIS Co., Ltd.	177,800	4,782
Resorttrust, Inc.	230,200	5,290
St. Marc Holdings Co., Ltd.	237,700	7,222
		17,294
Household Durables 0.35%
Iida Group Holdings Co., Ltd.	102,000	2,053
Information Technology Services 3.30%
NS Solutions Corp.	194,700	3,724
Obic Co., Ltd.	147,600	8,723
SCSK Corp.	162,400	6,844
		19,291
Machinery 2.22%
CKD Corp.	684,100	6,483
Nabtesco Corp.	239,700	6,505
		12,988
Pharmaceuticals 1.12%
Sawai Pharmaceutical Co., Ltd.	81,800	6,550
Professional Services 2.02%
en-japan, Inc.	257,000	4,705
Tanseisha Co., Ltd.	627,100	4,904
Temp Holdings Co., Ltd.	133,800	2,203
		11,812
Real Estate Investment Trusts 2.12%
GLP J-Reit	4,980	6,355
Hulic Reit, Inc.	3,399	6,036
		12,391
Real Estate Management & Development 1.92%
Hulic Co., Ltd.	722,400	7,604
Takara Leben Co., Ltd.	454,200	3,605
		11,209

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND July 31, 2016

Investments	Shares	U.S. $ Fair Value (000)
Japan (continued)

Semiconductors & Semiconductor Equipment 0.63%
Ulvac, Inc.	116,400	$3,668
Software 1.34%
NSD Co., Ltd.	299,700	5,008
Trend Micro, Inc.	77,500	2,841
		7,849
Wireless Telecommunication Services 0.60%
Okinawa Cellular Telephone Co.	112,600	3,504
Total Japan		140,764

Luxembourg 2.15%

Machinery 1.37%
Stabilus SA *	152,661	7,989
Real Estate Management & Development 0.78%
Grand City Properties SA	204,741	4,555
Total Luxembourg		12,544

Netherlands 2.25%

Air Freight & Logistics 0.81%
PostNL NV *	1,241,519	4,769
Hotels, Restaurants & Leisure 0.78%
Basic-Fit NV *†	275,400	4,543
Machinery 0.66%
Aalberts Industries NV	115,756	3,843
Total Netherlands		13,155

Philippines 1.22%

Banks 0.22%
Rizal Commercial Banking Corp.	1,874,480	1,285
Real Estate Management & Development 1.00%
Filinvest Land, Inc.	141,763,000	5,868
Total Philippines		7,153

Portugal 0.78%

Multi-Utilities
REN—Redes Energeticas Nacionais SGPS SA	1,503,013	4,571

Singapore 1.06%

Real Estate Investment Trusts
Mapletree Industrial Trust	4,604,500	6,216

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND July 31, 2016

Investments	Shares	U.S. $ Fair Value (000)
South Korea 1.13%

Semiconductors & Semiconductor Equipment 0.55%
Viatron Technologies, Inc.	132,040	$3,230
Specialty Retail 0.58%
Hotel Shilla Co., Ltd.	63,291	3,367
Total South Korea		6,597

Spain 2.97%

Food Products 1.30%
Ebro Foods SA	332,139	7,575
Real Estate Investment Trusts 1.67%
Hispania Activos Inmobiliarios SOCIMI SA *	346,748	4,641
Merlin Properties Socimi SA	449,582	5,147
		9,788
Total Spain		17,363

Sweden 3.95%

Auto Components 0.56%
Dometic Group AB *†	463,939	3,253
Commercial Services & Supplies 1.52%
Loomis AB Class B	307,708	8,879
Consumer Finance 0.93%
Hoist Finance AB †	582,004	5,458
Food & Staples Retailing 0.94%
Axfood AB	305,175	5,485
Total Sweden		23,075

Switzerland 2.08%

Consumer Finance 1.57%
Cembra Money Bank AG *	127,819	9,179
Household Durables 0.51%
Forbo Holding AG Registered Shares *	2,326	2,976
Total Switzerland		12,155

Taiwan 1.69%

Semiconductors & Semiconductor Equipment 0.97%
Realtek Semiconductor Corp.	1,000,000	3,618
RichWave Technology Corp.	936,600	2,033
		5,651
Technology Hardware, Storage & Peripherals 0.72%
Adlink Technology, Inc.	2,058,836	4,199
Total Taiwan		9,850

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND July 31, 2016

Investments	Shares	U.S. $ Fair Value (000)
United Kingdom 8.13%

Capital Markets 0.31%
Jupiter Fund Management plc	328,407	$1,836
Chemicals 0.46%
Essentra plc	417,810	2,682
Communications Equipment 0.53%
Telit Communications plc	875,242	3,081
Consumer Finance 1.18%
Arrow Global Group plc	2,371,848	6,921
Household Durables 0.86%
Countryside Properties plc *†	1,676,574	5,032
Internet & Catalog Retail 0.54%
ASOS plc *	52,626	3,138
Machinery 1.69%
Bodycote plc	623,961	4,835
Concentric AB	413,220	5,046
		9,881
Multi-Line Retail 0.44%
B&M European Value Retail SA	750,243	2,555
Oil, Gas & Consumable Fuels 0.16%
Tullow Oil plc *	354,155	927
Professional Services 0.76%
Exova Group plc	1,666,655	4,422
Trading Companies & Distributors 1.20%
Diploma plc	623,927	7,048
Total United Kingdom		47,523

United States 3.74%

Exchange-Traded Funds 3.03%
iShares MSCI EAFE Small-Cap	57,023	2,895
VanEck Vectors Junior Gold Miners	296,269	14,837
		17,732
Semiconductors & Semiconductor Equipment 0.71%
CEVA, Inc. *	138,126	4,152
Total United States		21,884
Total Common Stocks (cost $519,884,488)		564,866

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND July 31, 2016

Investments	Principal Amount (000)	U.S. $ Fair Value (000)
SHORT-TERM INVESTMENT 2.32%

Repurchase Agreement

Repurchase Agreement dated 7/29/2016, 0.03% due 8/1/2016 with Fixed Income Clearing Corp. collateralized by $13,455,000 of U.S. Treasury Note at 3.125% due 1/31/2017; value: $13,841,831; proceeds: $13,565,582 (cost $13,565,548)	$13,566	$13,566
Total Investments in Securities 98.95% (cost $533,450,036)		578,432
Foreign Cash and Other Assets in Excess of Liabilities(a) 1.05%		6,134
Net Assets 100.00%		$584,566

*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
(a)	Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND July 31, 2016

Open Forward Foreign Currency Exchange Contracts at July 31, 2016:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Australian dollar	Buy	Goldman Sachs	10/20/2016	2,000,000	$1,494,623	$1,516,142	$21,519
British pound	Buy	Bank of America	9/19/2016	390,000	512,359	516,564	4,205
British pound	Buy	Bank of America	9/19/2016	920,000	1,206,134	1,218,561	12,427
British pound	Buy	Bank of America	9/19/2016	1,400,000	1,853,237	1,854,332	1,095
British pound	Buy	Citibank	9/19/2016	4,300,000	5,663,530	5,695,449	31,919
British pound	Buy	Citibank	9/19/2016	950,000	1,248,671	1,258,297	9,626
euro	Buy	Bank of America	10/17/2016	7,524,000	8,437,354	8,438,939	1,585
euro	Buy	Bank of America	10/17/2016	1,528,000	1,710,385	1,713,809	3,424
euro	Buy	Goldman Sachs	10/17/2016	7,450,000	8,293,669	8,355,940	62,271
euro	Buy	Goldman Sachs	10/17/2016	1,330,000	1,475,035	1,491,731	16,696
euro	Buy	J.P. Morgan	10/17/2016	1,058,000	1,177,493	1,186,655	9,162
euro	Buy	Morgan Stanley	10/17/2016	1,305,000	1,454,228	1,463,691	9,463
euro	Buy	State Street Bank and Trust	10/17/2016	858,000	953,718	962,335	8,617
euro	Buy	State Street Bank and Trust	10/17/2016	360,000	397,801	403,777	5,976
euro	Buy	State Street Bank and Trust	10/17/2016	1,500,000	1,650,416	1,682,404	31,988
Japanese yen	Buy	Morgan Stanley	10/20/2016	1,133,000,000	10,951,826	11,137,347	185,521
South Korean won	Buy	Bank of America	11/28/2016	16,710,000,000	14,648,001	15,018,009	370,008
South Korean won	Buy	Barclays Bank plc	8/26/2016	8,890,000,000	7,737,095	7,990,466	253,371
Swiss franc	Buy	Bank of America	11/18/2016	1,615,000	1,664,036	1,676,400	12,364
Swiss franc	Buy	Bank of America	11/18/2016	17,400,000	17,863,926	18,061,517	197,591
British pound	Sell	Standard Chartered Bank	10/6/2016	4,905,000	7,088,385	6,498,869	589,516
Canadian dollar	Sell	Citibank	8/15/2016	1,420,000	1,093,091	1,087,687	5,404
Canadian dollar	Sell	State Street Bank and Trust	8/15/2016	3,070,000	2,400,765	2,351,549	49,216
Canadian dollar	Sell	State Street Bank and Trust	8/15/2016	3,070,000	2,446,469	2,351,549	94,920
euro	Sell	J.P. Morgan	10/17/2016	37,341,000	42,109,446	41,881,766	227,680
euro	Sell	Morgan Stanley	10/17/2016	4,150,000	4,693,744	4,654,651	39,093
euro	Sell	Morgan Stanley	10/17/2016	1,745,000	1,979,825	1,957,197	22,628
Japanese yen	Sell	Bank of America	10/20/2016	575,000,000	5,671,019	5,652,228	18,791
Japanese yen	Sell	Morgan Stanley	10/20/2016	202,225,000	1,994,952	1,987,864	7,088
Japanese yen	Sell	Standard Chartered Bank	10/20/2016	139,000,000	1,385,812	1,366,365	19,447
Swedish krona	Sell	J.P. Morgan	8/15/2016	15,200,000	1,878,937	1,777,414	101,523
Swedish krona	Sell	State Street Bank and Trust	8/15/2016	24,420,000	3,034,601	2,855,556	179,045
Swedish krona	Sell	UBS AG	8/15/2016	5,670,000	689,616	663,022	26,594
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$2,629,773

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND July 31, 2016

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
British pound	Buy	Bank of America	9/19/2016	2,084,000	$2,853,007	$2,760,306	$(92,701)
British pound	Buy	Bank of America	10/6/2016	1,120,000	1,588,214	1,483,942	(104,272)
British pound	Buy	Bank of America	10/6/2016	1,670,000	2,372,020	2,212,663	(159,357)
British pound	Buy	J.P. Morgan	10/6/2016	1,145,000	1,627,678	1,517,065	(110,613)
British pound	Buy	Morgan Stanley	9/19/2016	4,886,000	6,728,127	6,471,619	(256,508)
British pound	Buy	Morgan Stanley	10/6/2016	970,000	1,370,201	1,285,199	(85,002)
Canadian dollar	Buy	Standard Chartered Bank	8/15/2016	27,150,000	21,063,199	20,796,271	(266,928)
Danish krone	Buy	State Street Bank and Trust	10/17/2016	31,500,000	4,779,788	4,750,073	(29,715)
Swiss franc	Buy	Morgan Stanley	11/18/2016	2,900,000	3,016,993	3,010,253	(6,740)
British pound	Sell	State Street Bank and Trust	9/19/2016	600,000	789,076	794,714	(5,638)
euro	Sell	J.P. Morgan	10/17/2016	2,630,000	2,905,608	2,949,815	(44,207)
euro	Sell	J.P. Morgan	10/17/2016	1,490,000	1,644,921	1,671,188	(26,267)
euro	Sell	State Street Bank and Trust	10/17/2016	2,380,000	2,644,197	2,669,415	(25,218)
euro	Sell	UBS AG	10/17/2016	1,550,000	1,709,759	1,738,484	(28,725)
Indonesian rupiah	Sell	Goldman Sachs	11/14/2016	22,300,000,000	1,671,355	1,677,070	(5,715)
Indonesian rupiah	Sell	UBS AG	11/14/2016	56,254,000,000	4,218,522	4,230,578	(12,056)
Japanese yen	Sell	Barclays Bank plc	10/20/2016	173,000,000	1,691,338	1,700,583	(9,245)
Japanese yen	Sell	Goldman Sachs	10/20/2016	655,300,000	6,328,215	6,441,574	(113,359)
Japanese yen	Sell	Morgan Stanley	10/20/2016	147,250,000	1,444,063	1,447,462	(3,399)
Japanese yen	Sell	Morgan Stanley	10/20/2016	385,000,000	3,764,122	3,784,536	(20,414)
South Korean won	Sell	Morgan Stanley	8/26/2016	1,290,600,000	1,124,672	1,160,011	(35,339)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(1,441,418)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND July 31, 2016

The following is a summary of the inputs used as of July 31, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$564,866	$—	$—	$564,866
Repurchase Agreement	—	13,566	—	13,566
Total	$564,866	$13,566	$—	$578,432
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$2,630	$—	$2,630
Liabilities	—	(1,442)	—	(1,442)
Total	$—	$1,188	$—	$1,188

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended July 31, 2016.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - MICRO CAP GROWTH FUND July 31, 2016

Investments	Shares	Fair Value (000)
COMMON STOCKS 98.29%

Aerospace & Defense 1.54%

Mercury Systems, Inc.*	59,863	$1,552
TASER International, Inc.*	28,147	815
Total		2,367

Air Freight & Logistics 2.55%

Air Transport Services Group, Inc.*	134,650	1,950
Echo Global Logistics, Inc.*	79,382	1,965
Total		3,915

Auto Components 1.95%

Fox Factory Holding Corp.*	87,305	1,675
Stoneridge, Inc.*	79,582	1,328
Total		3,003

Banks 1.11%

Cardinal Financial Corp.	50,440	1,299
ServisFirst Bancshares, Inc.	7,979	404
Total		1,703

Beverages 0.85%

MGP Ingredients, Inc.	30,473	1,310

Biotechnology 11.93%

Acceleron Pharma, Inc.*	42,474	1,441
Blueprint Medicines Corp.*	61,699	1,364
Coherus Biosciences, Inc.*	90,393	2,295
Dynavax Technologies Corp.*	80,093	1,236
Exact Sciences Corp.*	68,669	1,194
Five Prime Therapeutics, Inc.*	48,317	2,449
Foundation Medicine, Inc.*	70,657	1,651
Genomic Health, Inc.*	54,477	1,582
Natera, Inc.*	207,045	2,712
Sage Therapeutics, Inc.*	25,997	1,166
Spark Therapeutics, Inc.*	21,301	1,234
Total		18,324

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - MICRO CAP GROWTH FUND July 31, 2016

Investments	Shares	Fair Value (000)
Building Products 2.93%

Builders FirstSource, Inc.*	136,449	$1,759
Patrick Industries, Inc.*	42,462	2,741
Total		4,500

Chemicals 1.72%

Ferro Corp.*	109,622	1,421
Flotek Industries, Inc.*	86,046	1,222
Total		2,643

Construction & Engineering 2.89%

Argan, Inc.	41,568	1,918
Comfort Systems USA, Inc.	28,192	856
NV5 Global, Inc.*	51,786	1,666
Total		4,440

Construction Materials 1.44%

U.S. Concrete, Inc.*	34,405	2,219

Electrical Equipment 0.95%

LSI Industries, Inc.	133,340	1,461

Electronic Equipment, Instruments & Components 2.73%

Fabrinet (Thailand)*(a)	34,124	1,289
II-VI, Inc.*	49,719	999
Rogers Corp.*	27,882	1,908
Total		4,196

Food Products 2.49%

Amplify Snack Brands, Inc.*	94,434	1,347
Calavo Growers, Inc.	37,694	2,479
Total		3,826

Health Care Equipment & Supplies 9.88%

Cynosure, Inc. Class A*	28,973	1,592
Endologix, Inc.*	114,554	1,616
Glaukos Corp.*	73,793	2,580

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - MICRO CAP GROWTH FUND July 31, 2016

Investments	Shares	Fair Value (000)
Health Care Equipment & Supplies (continued)

Inogen, Inc.*	42,074	$2,261
NxStage Medical, Inc.*	51,488	1,138
Spectranetics Corp. (The)*	74,808	1,734
Vascular Solutions, Inc.*	55,692	2,555
ZELTIQ Aesthetics, Inc.*	50,146	1,703
Total		15,179

Health Care Providers & Services 1.54%

U.S. Physical Therapy, Inc.	39,637	2,363

Health Care Technology 1.08%

Evolent Health, Inc. Class A*	70,204	1,653

Hotels, Restaurants & Leisure 4.08%

Chuy’s Holdings, Inc.*	44,447	1,499
ClubCorp Holdings, Inc.	51,037	740
Wingstop, Inc.	72,085	1,874
Zoe’s Kitchen, Inc.*	60,845	2,162
Total		6,275

Household Durables 6.16%

Cavco Industries, Inc.*	23,059	2,292
iRobot Corp.*	31,515	1,195
LGI Homes, Inc.*	88,703	3,045
Universal Electronics, Inc.*	37,916	2,932
Total		9,464

Information Technology Services 0.95%

Perficient, Inc.*	65,781	1,462

Internet & Catalog Retail 3.30%

Duluth Holdings, Inc.*	77,975	1,934
Etsy, Inc.*	116,669	1,174
PetMed Express, Inc.	94,356	1,956
Total		5,064

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - MICRO CAP GROWTH FUND July 31, 2016

Investments	Shares	Fair Value (000)
Internet Software & Services 13.53%

2U, Inc.*	33,390	$1,168
Alarm.com Holdings, Inc.*	91,552	2,630
Amber Road, Inc.*	68,267	602
Apigee Corp.*	183,565	2,284
Benefitfocus, Inc.*	45,977	1,977
Five9, Inc.*	283,521	3,575
Hortonworks, Inc.*	95,762	1,121
Instructure, Inc.*	176,900	3,846
Wix.com Ltd. (Israel)*(a)	59,727	2,126
Xactly Corp.*	117,915	1,465
Total		20,794

Life Sciences Tools & Services 3.40%

Fluidigm Corp.*	128,168	1,352
NanoString Technologies, Inc.*	75,465	1,025
Pacific Biosciences of California, Inc.*	332,117	2,840
Total		5,217

Media 0.25%

Entravision Communications Corp. Class A	52,374	380

Multi-Line Retail 0.30%

Ollie’s Bargain Outlet Holdings, Inc.*	17,580	460

Oil, Gas & Consumable Fuels 0.99%

GasLog Ltd. (Monaco)(a)	113,870	1,522

Professional Services 1.00%

Insperity, Inc.	19,554	1,535

Real Estate Investment Trusts 1.43%

Hannon Armstrong Sustainable Infrastructure Capital, Inc.	67,145	1,510
National Storage Affiliates Trust	32,274	690
Total		2,200

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - MICRO CAP GROWTH FUND July 31, 2016

Investments	Shares	Fair Value (000)
Semiconductors & Semiconductor Equipment 4.91%

Applied Micro Circuits Corp.*	309,866	$2,039
CEVA, Inc.*	51,773	1,556
Inphi Corp.*	45,128	1,588
MaxLinear, Inc. Class A*	108,123	2,358
Total		7,541

Software 8.30%

8x8, Inc.*	98,059	1,348
BroadSoft, Inc.*	40,830	1,831
Callidus Software, Inc.*	91,002	1,868
Gigamon, Inc.*	37,987	1,775
Globant SA (Luxembourg)*(a)	27,575	1,163
Materialise NV ADR*	147,739	1,019
Rubicon Project, Inc. (The)*	68,419	966
Silver Spring Networks, Inc.*	119,633	1,504
Talend SA ADR*	22,652	578
TubeMogul, Inc.*	61,887	694
Total		12,746

Thrifts & Mortgage Finance 2.11%

HomeStreet, Inc.*	33,615	750
LendingTree, Inc.*	24,731	2,497
Total		3,247
Total Common Stocks (cost $123,434,392)		151,009

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - MICRO CAP GROWTH FUND July 31, 2016

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 1.72%

Repurchase Agreement

Repurchase Agreement dated 7/29/2016, 0.03% due 8/1/2016 with Fixed Income Clearing Corp. collateralized by $2,615,000 of U.S. Treasury Note at 3.125% due 1/31/2017; value: $2,690,181; proceeds: $2,633,869 (cost $2,633,863)	$2,634	$2,634
Total Investments in Securities 100.01% (cost $126,068,255)		153,643
Liabilities in Excess of Other Assets (0.01)%		(13)
Net Assets 100.00%		$153,630

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of July 31, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$151,009	$—	$—	$151,009
Repurchase Agreement	—	2,634	—	2,634
Total	$151,009	$2,634	$—	$153,643

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended July 31, 2016.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - MICRO CAP VALUE FUND July 31, 2016

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.08%

Banks 14.50%

Ameris Bancorp	92,800	$3,077
BNC Bancorp	187,000	4,537
First Merchants Corp.	228,479	5,986
Pacific Premier Bancorp, Inc.*	120,300	2,905
Renasant Corp.	92,501	2,981
Silver Run Acquisition Corp.*	137,262	1,709
Total		21,195

Beverages 2.09%

Cott Corp. (Canada)(a)	204,560	3,054

Building Products 8.85%

Advanced Drainage Systems, Inc.	122,653	3,276
Gibraltar Industries, Inc.*	143,523	5,064
Patrick Industries, Inc.*	71,144	4,593
Total		12,933

Chemicals 4.03%

Chase Corp.	56,400	3,417
Quaker Chemical Corp.	25,800	2,468
Total		5,885

Communications Equipment 1.09%

Plantronics, Inc.	33,160	1,600

Construction & Engineering 2.01%

Argan, Inc.	63,693	2,938

Containers & Packaging 0.99%

Multi Packaging Solutions International Ltd.*	99,616	1,447

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - MICRO CAP VALUE FUND July 31, 2016

Investments	Shares	Fair Value (000)
Diversified Telecommunication Services 0.80%

Cogent Communications Holdings, Inc.	27,319	$1,167

Electrical Equipment 2.49%

Atkore International Group, Inc.*	89,403	1,406
AZZ, Inc.	36,000	2,235
Total		3,641

Electronic Equipment, Instruments & Components 3.62%

Orbotech Ltd. (Israel)*(a)	135,233	3,858
Vishay Precision Group, Inc.*	109,360	1,438
Total		5,296

Food Products 1.40%

Farmer Bros Co.*	66,746	2,047

Gas Utilities 3.11%

Chesapeake Utilities Corp.	71,000	4,549

Health Care Equipment & Supplies 1.66%

CONMED Corp.	59,552	2,420

Health Care Providers & Services 1.13%

Aceto Corp.	64,109	1,648

Hotels, Restaurants & Leisure 4.92%

Denny’s Corp.*	312,876	3,492
El Pollo Loco Holdings, Inc.*	281,530	3,705
Total		7,197

Household Durables 1.97%

Ethan Allen Interiors, Inc.	83,125	2,887

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - MICRO CAP VALUE FUND July 31, 2016

Investments	Shares	Fair Value (000)
Insurance 2.48%

AMERISAFE, Inc.	61,970	$3,627

Machinery 6.32%

Lydall, Inc.*	96,019	4,290
Milacron Holdings Corp.*	178,337	3,071
Standex International Corp.	21,200	1,883
Total		9,244

Media 1.08%

Hemisphere Media Group, Inc.*	124,379	1,578

Oil, Gas & Consumable Fuels 5.29%

Carrizo Oil & Gas, Inc.*	70,019	2,297
Parsley Energy, Inc. Class A*	98,028	2,795
Rice Energy, Inc.*	80,375	1,874
RSP Permian, Inc.*	21,241	763
Total		7,729

Paper & Forest Products 3.02%

Neenah Paper, Inc.	58,483	4,411

Professional Services 2.97%

ICF International, Inc.*	105,037	4,347

Real Estate Investment Trusts 7.01%

CoreSite Realty Corp.	22,130	1,827
Physicians Realty Trust	213,599	4,639
Retail Opportunity Investments Corp.	165,400	3,776
Total		10,242

Real Estate Management & Development 4.25%

Marcus & Millichap, Inc.*	122,319	3,277
RE/MAX Holdings, Inc. Class A	67,600	2,928
Total		6,205

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - MICRO CAP VALUE FUND July 31, 2016

Investments	Shares	Fair Value (000)
Semiconductors & Semiconductor Equipment 2.79%

MaxLinear, Inc. Class A*	119,996	$2,617
Silicon Motion Technology Corp. ADR	28,226	1,459
Total		4,076

Technology Hardware, Storage & Peripherals 2.19%

Electronics for Imaging, Inc.*	72,167	3,196

Thrifts & Mortgage Finance 1.62%

Essent Group Ltd.*	98,900	2,370

Trading Companies & Distributors 2.48%

Lawson Products, Inc.*	119,200	1,955
Rush Enterprises, Inc. Class A*	72,600	1,668
Total		3,623

Water Utilities 2.92%

Connecticut Water Service, Inc.	83,600	4,268
Total Common Stocks (cost $104,042,719)		144,820

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - MICRO CAP VALUE FUND July 31, 2016

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 0.84%

Repurchase Agreement

Repurchase Agreement dated 7/29/2016, 0.03% due 8/1/2016 with Fixed Income Clearing Corp. collateralized by $1,225,000 of U.S. Treasury Note at 3.125% due 1/31/2017; value: $1,260,219; proceeds: $1,231,025 (cost $1,231,021)	$1,231	$1,231
Total Investments in Securities 99.92% (cost $105,273,740)		146,051
Other Assets in Excess of Liabilities 0.08%		110
Net Assets 100.00%		$146,161

ADR American Depositary Receipt.

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of July 31, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$144,820	$—	$—	$144,820
Repurchase Agreement	—	1,231	—	1,231
Total	$144,820	$1,231	$—	$146,051

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended July 31, 2016.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - VALUE OPPORTUNITIES FUND July 31, 2016

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.10%

Automobiles 0.78%

Thor Industries, Inc.	271,618	$20,790

Banks 6.71%

Bank of Hawaii Corp.	633,300	43,647
Citizens Financial Group, Inc.	1,480,183	33,053
East West Bancorp, Inc.	761,088	26,044
Talmer Bancorp, Inc. Class A	643,650	13,530
Webster Financial Corp.	658,406	23,676
Western Alliance Bancorp*	1,166,709	39,703
Total		179,653

Capital Markets 0.72%

Moelis & Co. Class A	773,284	19,247

Chemicals 1.09%

Ingevity Corp.*	111,750	4,277
RPM International, Inc.	460,698	24,997
Total		29,274

Commercial Services & Supplies 3.08%

Herman Miller, Inc.	1,097,397	35,962
KAR Auction Services, Inc.	1,087,627	46,518
Total		82,480

Communications Equipment 1.31%

ARRIS International plc*	1,284,788	34,998

Construction & Engineering 3.84%

AECOM*	1,784,090	63,317
Jacobs Engineering Group, Inc.*	739,181	39,561
Total		102,878

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - VALUE OPPORTUNITIES FUND July 31, 2016

Investments	Shares	Fair Value (000)
Containers & Packaging 3.84%

Berry Plastics Group, Inc.*	959,832	$39,353
Sealed Air Corp.	736,233	34,736
WestRock Co.	670,500	28,771
Total		102,860

Diversified Telecommunication Services 2.05%

Zayo Group Holdings, Inc.*	1,944,220	55,021

Electric: Utilities 1.31%

ITC Holdings Corp.	758,078	35,061

Electrical Equipment 1.31%

Hubbell, Inc.	324,882	35,032

Electronic Equipment, Instruments & Components 2.31%

Amphenol Corp. Class A	500,200	29,772
Belden, Inc.	436,889	31,985
Total		61,757

Energy Equipment & Services 0.58%

Helmerich & Payne, Inc.	252,676	15,658

Food Products 2.69%

Flowers Foods, Inc.	1,074,922	19,768
Pinnacle Foods, Inc.	1,041,653	52,301
Total		72,069

Health Care Equipment & Supplies 5.59%

Alere, Inc.*	1,644,666	61,675
Cooper Cos., Inc. (The)	286,891	52,349
STERIS plc (United Kingdom)(a)	500,471	35,508
Total		149,532

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - VALUE OPPORTUNITIES FUND July 31, 2016

Investments	Shares	Fair Value (000)
Health Care Providers & Services 3.82%

ExamWorks Group, Inc.*	1,223,862	$42,896
HealthSouth Corp.	1,379,770	59,399
Total		102,295

Hotels, Restaurants & Leisure 2.17%

Aramark	969,643	34,762
SeaWorld Entertainment, Inc.	1,520,104	23,409
Total		58,171

Household Durables 2.71%

Lennar Corp. Class A	696,420	32,592
Newell Brands, Inc.	761,225	39,934
Total		72,526

Information Technology Services 10.40%

Acxiom Corp.*	1,745,320	40,055
Amdocs Ltd.	673,652	39,314
Booz Allen Hamilton Holding Corp.	1,766,340	54,545
Cardtronics plc Class A (United Kingdom)*(a)	629,104	27,674
Fidelity National Information Services, Inc.	745,236	59,269
MAXIMUS, Inc.	489,574	28,846
Vantiv, Inc. Class A*	522,548	28,620
Total		278,323

Insurance 5.80%

Arch Capital Group Ltd.*	590,406	42,881
Hartford Financial Services Group, Inc. (The)	519,635	20,708
Markel Corp.*	40,613	38,532
RenaissanceRe Holdings Ltd.	453,126	53,251
Total		155,372

Internet Software & Services 1.10%

Akamai Technologies, Inc.*	581,196	29,368

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - VALUE OPPORTUNITIES FUND July 31, 2016

Investments	Shares	Fair Value (000)
Leisure Product 0.61%

Brunswick Corp.	327,600	$16,256

Life Sciences Tools & Services 1.49%

PerkinElmer, Inc.	703,000	40,015

Media 2.19%

AMC Networks, Inc. Class A*	425,760	23,570
New York Times Co. (The) Class A	2,696,964	35,007
Total		58,577

Metals & Mining 2.15%

Reliance Steel & Aluminum Co.	733,100	57,504

Multi-Utilities 3.34%

Black Hills Corp.	457,220	28,828
CMS Energy Corp.	1,340,199	60,550
Total		89,378

Oil, Gas & Consumable Fuels 4.63%

Carrizo Oil & Gas, Inc.*	740,924	24,302
Cimarex Energy Co.	249,005	29,886
EQT Corp.	388,295	28,291
Rice Energy, Inc.*	1,774,478	41,381
Total		123,860

Personal Products 0.52%

Coty, Inc. Class A	520,700	13,991

Pharmaceuticals 0.81%

Prestige Brands Holdings, Inc.*	407,163	21,783

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - VALUE OPPORTUNITIES FUND July 31, 2016

Investments	Shares	Fair Value (000)
Real Estate Investment Trusts 8.31%

Federal Realty Investment Trust	447,719	$75,978
Highwoods Properties, Inc.	919,300	51,224
Physicians Realty Trust	2,346,644	50,969
Retail Opportunity Investments Corp.	1,942,501	44,347
Total		222,518

Real Estate Management & Development 0.72%

Realogy Holdings Corp.*	618,826	19,177

Road & Rail 2.13%

Genesee & Wyoming, Inc. Class A*	436,934	28,292
Old Dominion Freight Line, Inc.*	414,000	28,839
Total		57,131

Semiconductors & Semiconductor Equipment 2.69%

Cypress Semiconductor Corp.	1,918,236	22,328
Lam Research Corp.	265,836	23,864
Synaptics, Inc.*	499,807	25,965
Total		72,157

Textiles, Apparel & Luxury Goods 2.26%

Ralph Lauren Corp.	165,758	16,259
Steven Madden Ltd.*	1,259,902	44,122
Total		60,381

Thrifts & Mortgage Finance 1.20%

Essent Group Ltd.*	1,339,744	32,100

Trading Companies & Distributors 1.18%

MSC Industrial Direct Co., Inc. Class A	438,359	31,487

Water Utilities 1.66%

American Water Works Co., Inc.	537,571	44,393
Total Common Stocks (cost $2,099,760,908)		2,653,073

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - VALUE OPPORTUNITIES FUND July 31, 2016

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 1.11%

Repurchase Agreement

Repurchase Agreement dated 7/29/2016, 0.03% due 8/1/2016 with Fixed Income Clearing Corp. collateralized by $29,400,000 of U.S. Treasury Note at 3.125% due 1/31/2017; value: $30,245,250; proceeds: $29,650,742 (cost $29,650,668)	$29,651	$29,651
Total Investments in Securities 100.21% (cost $2,129,411,576)		2,682,724
Liabilities in Excess of Other Assets (0.21)%		(5,736)
Net Assets 100.00%		$2,676,988

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of July 31, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)		Total (000)
Common Stocks
Health Care Providers & Services	$59,399	$—	$42,896	(4)	$102,295
Remaining Industries	2,550,778	—	—		2,550,778
Repurchase Agreement	—	29,651	—		29,651
Total	$2,610,177	$29,651	$42,896		$2,682,724

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended July 31, 2016.
(4)	Level 3 security fair valued by the Pricing Committee, as described in Note 2(a) in the Notes to Schedule of Investments.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Common Stocks
Balance as of November 1, 2015	$—
Accrued discounts/premiums	—
Realized gain (loss)	(293)
Change in unrealized appreciation/depreciation	10,909
Purchases	12,302
Sales	(3,926)
Net transfers in or out of Level 3	23,904
Balance as of July 31, 2016	$42,896

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory trust on February 26, 1993. The Trust consists of the following nine funds (separately, a “Fund” and collectively, the “Funds”): Lord Abbett Alpha Strategy Fund (“Alpha Strategy Fund”), Lord Abbett Fundamental Equity Fund (“Fundamental Equity Fund”), Lord Abbett Growth Leaders Fund (“Growth Leaders Fund”), Lord Abbett International Core Equity Fund (“International Core Equity Fund”), Lord Abbett International Dividend Income Fund (“International Dividend Income Fund”), Lord Abbett International Opportunities Fund (“International Opportunities Fund”), Lord Abbett Micro-Cap Growth Fund (“Micro Cap Growth Fund”), Lord Abbett Micro-Cap Value Fund (“Micro Cap Value Fund”) and Lord Abbett Value Opportunities Fund (“Value Opportunities Fund”).

Each of Alpha Strategy Fund’s, International Core Equity Fund’s, International Opportunities Fund’s, Micro Cap Growth Fund’s, Micro Cap Value Fund’s and Value Opportunities Fund’s investment objective is to seek long-term capital appreciation. Alpha Strategy Fund invests in other funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”). Fundamental Equity Fund’s investment objective is to seek long-term growth of capital and income without excessive fluctuations in market value. Growth Leaders Fund’s investment objective is to seek capital appreciation. International Dividend Income Fund’s investment objective is to seek a high level of total return.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Funds’ Board of Trustees (the “Board”), Lord Abbett, each Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”). Each Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Investments in the Underlying Funds are valued at their net asset value (“NAV”) each business day at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Foreign Transactions-The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded.

Notes to Schedule of Investments (unaudited)(continued)

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(d)	Forward Foreign Currency Exchange Contracts-International Core Equity Fund, International Dividend Income Fund and International Opportunities Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates.

(e)	Futures Contracts-Each Fund may purchase and sell futures contracts to manage cash or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(f)	Repurchase Agreements-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(g)	When-Issued or Forward Transactions-Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued or forward transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(h)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is sumamrized in the three broad Levels listed below:

•	Level 1	-	unadjusted quoted prices in active markets for identical investments;
•	Level 2	-	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3	-	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

Notes to Schedule of Investments (unaudited)(continued)

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of July 31, 2016 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3. FEDERAL TAX INFORMATION

As of July 31, 2016, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Alpha Strategy Fund	Fundamental Equity Fund	Growth Leaders Fund
Tax cost	$1,143,741,723	$2,684,687,535	$2,110,520,970
Gross unrealized gain	79,028,119	362,717,989	185,088,697
Gross unrealized loss	(39,325,015)	(9,808,448)	(7,672,820)
Net unrealized security gain	$39,703,104	$352,909,541	$177,415,877

	International Core Equity Fund	International Dividend Income Fund	International Opportunities Fund
Tax cost	$479,103,376	$1,568,808,204	$539,708,266
Gross unrealized gain	29,235,671	65,066,485	65,030,007
Gross unrealized loss	(15,942,908)	(183,358,559)	(26,306,478)
Net unrealized security gain (loss)	$13,292,763	$(118,292,074)	$38,723,529

	Micro Cap Growth Fund	Micro Cap Value Fund	Value Opportunities Fund
Tax cost	$129,879,636	$105,326,770	$2,129,705,284
Gross unrealized gain	24,837,970	43,521,962	598,261,657
Gross unrealized loss	(1,074,330)	(2,797,245)	(45,243,374)
Net unrealized security gain	$23,763,640	$40,724,717	$553,018,283

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities and wash sales.

4. DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

International Core Equity Fund, International Dividend Income Fund and International Opportunities Fund entered into forward foreign currency exchange contracts during the period ended July 31, 2016 (as described in note 2(d)). A forward foreign currency exchange contract reduces each Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. Each Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and each Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. Each Fund’s risk of loss from counterparty credit risk is the unrealized appreciation/depreciation on forward foreign currency exchange contracts.

Notes to Schedule of Investments (unaudited)(concluded)

As of July 31, 2016, International Core Equity Fund, International Dividend Income Fund and International Opportunities Fund had the following derivatives at fair value, grouped into risk categories that illustrate the Funds’ use of derivatives instruments:

	Asset Derivatives	Liability Derivatives
International Core Equity Fund	1,543,726	1,654,861
International Dividend Income Fund	25,381,258	3,686,324
International Opportunities Fund	2,629,773	1,441,418

5. TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. Alpha Strategy Fund had the following transactions with affiliated issuers (i.e. the Underlying Funds) during the fiscal period ended January 31, 2016:

Alpha Strategy Fund

Affiliated Issuer	Balance of Shares Held at 10/31/2015	Gross Additions	Gross Sales	Balance of Shares Held at 7/31/2016	Fair Value at 7/31/2016	Net Realized Gain 11/1/2015 to 7/31/2016		Dividend Income 11/1/2015 to 7/31/2016
Lord Abbett Developing Growth Fund, Inc. - Class I	10,212,437	1,890,943	(544,091)	11,559,289	$240,548,806	$19,726,351	(a)	$—
Lord Abbett Securities Trust - International Opportunities Fund - Class I	14,820,884	719,675	(1,691,136)	13,849,423	231,146,865	16,141,128	(b)	2,001,182
Lord Abbett Securities Trust - Micro-Cap Growth Fund - Class I	6,442,039	2,239,857	(388,628)	8,293,268	120,915,854	21,147,151	(c)	—
Lord Abbett Securities Trust - Micro-Cap Value Fund - Class I	4,107,639	94,877	(830,014)	3,372,502	118,138,752	6,681,448	(d)	—
Lord Abbett Research Fund, Inc. - Small-Cap Value Fund - Class I	8,850,716	1,857,982	(1,557,031)	9,151,667	236,662,118	33,979,347	(e)	—
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	12,705,466	942,600	(1,810,933)	11,837,133	236,032,432	25,828,550	(f)	—
Total					$1,183,444,827	$123,503,975		$2,001,182

(a)	Includes $18,906,284 of distributed capital gains.
(b)	Includes $8,751,415 of distributed capital gains.
(c)	Includes $20,675,447 of distributed capital gains.
(d)	Includes $3,036,067 of distributed capital gains.
(e)	Includes $43,105,184 of distributed capital gains.
(f)	Includes $17,739,740 of distributed capital gains.

Investments in Underlying Funds (unaudited)

Alpha Strategy Fund invests in Underlying Funds managed by Lord Abbett. As of January 31, 2016, Alpha Strategy Fund’s long-term investments were allocated among the Underlying Funds as follows:

Underlying Fund Name	% of Investments
Lord Abbett Developing Growth Fund, Inc.-Class I	20.33%
Lord Abbett Securities Trust-International Opportunities Fund-Class I	19.53%
Lord Abbett Securities Trust-Micro-Cap Growth Fund-Class I	10.22%
Lord Abbett Securities Trust-Micro-Cap Value Fund-Class I	9.98%
Lord Abbett Research Fund, Inc.-Small-Cap Value Fund-Class I	20.00%
Lord Abbett Securities Trust-Value Opportunities Fund-Class I	19.94%

The Ten Largest Holdings and the Holdings by Sector, as of July 31, 2016, for each Underlying Fund are presented below. Each Underlying Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Underlying Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-Q as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Lord Abbett Developing Growth Fund, Inc.

Ten Largest Holdings	% of Investments
Beacon Roofing Supply, Inc.	1.94%
GrubHub, Inc.	1.71%
Dave & Buster’s Entertainment, Inc.	1.71%
Cirrus Logic, Inc.	1.69%
Press Ganey Holdings, Inc.	1.53%
Ellie Mae, Inc.	1.51%
TESARO, Inc.	1.49%
Paylocity Holding Corp.	1.48%
Wix.com Ltd.	1.47%
Veeva Systems, Inc. Class A	1.46%

Holdings by Sector*	% of Investments
Consumer Discretionary	15.19%
Consumer Staples	3.08%
Energy	0.74%
Financials	4.37%
Health Care	26.10%
Industrials	10.58%
Information Technology	36.69%
Materials	0.78%
Telecommunication Services	0.76%
Utilities	1.16%
Repurchase Agreement	0.55%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

International Opportunities Fund

Ten Largest Holdings	% of Investments
VanEck Vectors Junior Gold Miners ETF	2.57%
Cembra Money Bank AG	1.59%
Hitachi High-Technologies Corp.	1.57%
Bank Tabungan Negara Persero Tbk PT	1.57%
Amer Sports OYJ	1.56%
Loomis AB Class B	1.54%
Obic Co., Ltd	1.51%
Altran Technologies SA	1.49%
Charter Hall Group .	1.46%
Sundrug Co., Ltd.	1.42%

Holdings by Sector*	% of Investments
Consumer Discretionary	14.79%
Consumer Staples	7.82%
Energy	3.28%
Financials	24.65%
Health Care	5.58%
Industrials	17.98%
Information Technology	14.76%
Materials	4.11%
Telecommunication Services	1.16%
Utilities	3.53%
Repurchase Agreement	2.34%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Micro Cap Growth Fund

Ten Largest Holdings	% of Investments
Instructure, Inc.	2.50%
Five9, Inc.	2.33%
LGI Homes, Inc.	1.98%
Universal Electronics, Inc.	1.91%
Pacific Biosciences of California, Inc.	1.85%
Patrick Industries, Inc.	1.78%
Natera, Inc.	1.77%
Alarm.com Holdings, Inc.	1.71%
Glaukos Corp.	1.68%
Vascular Solutions, Inc.	1.66%

Holdings by Sector*	% of Investments
Consumer Discretionary	16.04%
Consumer Staples	3.34%
Energy	0.99%
Financials	4.65%
Health Care	27.82%
Industrials	11.86%
Information Technology	30.42%
Materials	3.17%
Repurchase Agreement	1.71%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Micro Cap Value Fund

Ten Largest Holdings	% of Investments
First Merchants Corp.	4.10%
Gibraltar Industries, Inc.	3.47%
Physicians Realty Trust	3.18%
Patrick Industries, Inc.	3.14%
Chesapeake Utilities Corp.	3.11%
BNC Bancorp	3.11%
Neenah Paper, Inc.	3.02%
ICF International, Inc.	2.98%
Lydall, Inc.	2.94%
Connecticut Water Service, Inc.	2.92%

Holdings by Sector*	% of Investments
Consumer Discretionary	7.98%
Consumer Staples	3.49%
Energy	5.29%
Financials	29.88%
Health Care	2.79%
Industrials	25.15%
Information Technology	9.70%
Materials	8.04%
Telecommunication Services	0.80%
Utilities	6.04%
Repurchase Agreement	0.84%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Research Fund, Inc. – Small Cap Value Fund

Ten Largest Holdings	% of Investments
First Industrial Realty Trust, Inc.	2.89%
IDACORP, Inc.	2.60%
Orbotech Ltd.	2.59%
AECOM	2.54%
Littelfuse, Inc.	2.49%
HealthSouth Corp	2.44%
First Merchants Corp.	2.34%
Alere, Inc.	2.33%
Retail Opportunity Investments Corp	2.10%
Electronics for Imaging, Inc.	2.03%

Holdings by Sector*	% of Investments
Consumer Discretionary	9.03%
Consumer Staples	3.92%
Energy	4.15%
Financials	24.02%
Health Care	9.38%
Industrials	16.08%
Information Technology	18.98%
Materials	7.94%
Telecommunication Services	1.06%
Undefined	0.64%
Utilities	4.54%
Repurchase Agreement	0.26%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(concluded)

Value Opportunities Fund

Ten Largest Holdings	% Investments
Federal Realty Investment Trust	2.83%
AECOM	2.36%
Alere, Inc.	2.30%
CMS Energy Corp.	2.26%
HealthSouth Corp.	2.21%
Fidelity National Information Services, Inc..	2.21%
Reliance Steel & Aluminum Co.	2.14%
Zayo Group Holdings, Inc.	2.05%
Booz Allen Hamilton Holding Corp.	2.03%
RenaissanceRe Holdings Ltd.	1.99%

Holdings by Sector*	% of Investments
Consumer Discretionary	10.69%
Consumer Staples	3.20%
Energy	5.20%
Financials	23.41%
Health Care	11.69%
Industrials	11.52%
Information Technology	17.77%
Materials	7.07%
Telecommunication Services	2.05%
Utilities	6.29%
Repurchase Agreement	1.11%
Total	100.00%

*	A sector may comprise several industries.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT SECURITIES TRUST

By:	/s/Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: September 23, 2016

	By:	/s/Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: September 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: September 23, 2016

By:	/s/Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: September 23, 2016